                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated June 12, 2000
                                    to the
         Prospectus for Institutional and Administrative Class Shares
                              Dated April 3, 2000

            DISCLOSURE RELATING TO PIMCO INTERNATIONAL GROWTH FUND

Change in Advisory Fee Rate

     On May 8, 2000, the monthly advisory fee payable by PIMCO International Growth Fund (the "Fund") to PIMCO Advisors L.P. ("PIMCO Advisors"), the Fund's investment adviser and administrator, decreased by 0.10% , from 0.85% of the average daily net assets of the Fund to 0.75% of the average daily net assets of the Fund.

     The subsection of the Fund's Fund Summary captioned "Fees and Expenses of the Fund" is amended in its entirety to read as follows.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                     Distribution                                        Total Annual
                              Advisory              and/or Service                 Other                Fund Operating
Share Class                     Fees                 (12b-1) Fees               Expenses(1)                Expenses
--------------------------------------------------------------------------------------------------------------------------
Institutional                  0.75%                     None                      0.50%                    1.25%
--------------------------------------------------------------------------------------------------------------------------
Administrative                 0.75                      0.25%                     0.50                     1.50
--------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses reflects a 0.50% Administrative Fee paid by the class.

EXAMPLES. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                    Year 1                  Year 3                     Year 5                    Year 10
---------------------------------------------------------------------------------------------------------------------
Institutional                  $127                      $397                       $686                    $1,511
---------------------------------------------------------------------------------------------------------------------
Administrative                  153                       474                        818                     1,791
---------------------------------------------------------------------------------------------------------------------

CHANGES TO PRINCIPAL INVESTMENTS AND STRATEGIES

     Effective on or around September 1, 2000, the description of PIMCO International Growth Fund under "Principal Investments and Strategies" in the Fund's Fund Summary is amended to read in its entirety as follows:

          The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located outside of the United States. Although the Fund normally invests in issuers from at least five different countries, it may at times invest in fewer than five countries, or even a single country. The Fund typically invests in approximately 50 to 60 stocks, with each stock usually constituting from 1.25% to 2.5% of the Fund's portfolio. The Fund may invest in both developed and developing, or "emerging," markets. The Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

          The portfolio manager selects securities for the Fund using the Sub-Adviser's "Best Research" investment style. The Best Research style uses a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio manager seeks to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

          The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Change in Investment Objective

     Effective on or around September 1, 2000, the Fund intends to change its investment objective to read as follows: "Seeks capital appreciation."

EXPECTED CHANGES IN SUB-ADVISORY ARRANGEMENTS

     Subject to the approval of the shareholders of the Fund, beginning on or around September 1, 2000 PIMCO Advisors intends to retain PIMCO/Allianz International Advisors LLC ("PAIA") as the sub-adviser to the Fund. PAIA is a wholly owned subsidiary of PIMCO Advisors. As sub-adviser, PAIA will have full investment discretion and will make all determinations with respect to the investment of the Fund's assets. Summary information about PAIA and the individuals who will have primary investment management responsibility for the Fund is provided below.

Name and Address
----------------
PIMCO/Allianz Investment Advisors LLC
1345 Avenue of the Americas
50th Floor
New York, NY   10105

Portfolio Managers
------------------
Udo Frank
Gerd Wolfgang Hintz

Recent Professional Experience
------------------------------
Mr. Frank. Managing Director and Chief Investment Officer of Allianz Asset Advisory and Management GmbH ("Allianz AAM"), responsible for the entire investment area (since 1997). Previously, Mr. Frank served as the Chief Investment Officer of Allianz KAG (since 1994).

Mr. Hintz. Managing Director of the Equity Research Department at Allianz AAM since 1998. In addition, Mr. Hintz has been responsible for Allianz AAM's trading department since January 2000. Previously, he was the head of Research and Investor Relations of Allianz Lebensverischerungs AG.

CHANGE OF NAME

     In connection with the above changes, on or around September 1, 2000 the Fund intends to change its name to "PIMCO/Allianz Select International Fund."

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement dated June 12, 2000
      to the Prospectus for Institutional and Administrative Class Shares
                              dated April 3, 2000

                         TERMINATION OF SMALL-CAP FUND

     The Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") has determined that the Small-Cap Fund (the "Fund") will terminate and that the Fund's net assets will be distributed to shareholders in liquidation of the Fund.

     TIMING AND MECHANICS. The Fund will terminate on or about July 28, 2000 (the "Termination Date"). Any shares of the Fund outstanding on the Termination Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. All shareholders will receive cash in return for their shares.

     OTHER ALTERNATIVES. At any time prior to the Termination Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "Purchases, Redemptions and Exchanges--Redeeming Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other PIMCO Fund that offers that class, as described in and subject to any restrictions on exchanges set forth under "Purchases, Redemptions and Exchanges--Exchange Privilege" in the Prospectus.

     SUSPENSION OF SALES. Except as noted below, on and after June 13, 2000, the Fund will no longer sell Institutional Class or Administrative Class shares to new investors or to existing shareholders, and the Fund will no longer be eligible for exchanges from other PIMCO Funds.

     Any participants in self-directed qualified benefit plans that own shares of the Fund as of June 13, 2000 for any single plan participant will be eligible to direct the purchase of Fund shares by their plan account for so long as the plan continues to own such shares of the Fund for any plan participant.

     U.S. FEDERAL INCOME TAX MATTERS. For taxable shareholders, the automatic redemption of shares of the Fund on the Termination Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. See "Tax Consequences" in the Prospectus. Instead of waiting until the Termination Date, a shareholder may voluntarily redeem his or her shares of the Fund prior to the Termination Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. In light of the pending termination of the Fund, shareholders should consult their tax advisers regarding the tax treatment applicable to the redemption of the Fund's shares for federal income tax purposes and also regarding possible state and local tax consequences.

     If you have any questions regarding the termination, please contact the Trust at 1-800-927-4648.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated June 12, 2000
                                    to the
         Prospectus for Institutional and Administrative Class Shares
                              Dated April 3, 2000

               DISCLOSURE RELATING TO PIMCO MID-CAP EQUITY FUND

Change in Advisory Fee Rate

     Effective August 1, 2000, the monthly advisory fee payable by PIMCO Mid-Cap Equity Fund (the "Fund") to PIMCO Advisors L.P. ("PIMCO Advisors"), the Fund's investment adviser and administrator, will decrease by 0.03%, from 0.63% of the average daily net assets of the Fund to 0.60% of the average daily net assets of the Fund.

     The subsection of the Fund's Fund Summary captioned "Fees and Expenses of the Fund" is amended in its entirety to read as follows.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                Distribution                  Total Annual
                   Advisory    and/or Service      Other     Fund Operating
Share Class          Fees       (12b-1) Fees    Expenses(1)     Expenses
-------------------------------------------------------------------------------
Institutional        0.60%          None          0.25%          0.85%
-------------------------------------------------------------------------------
Administrative       0.60          0.25%          0.25           1.10
-------------------------------------------------------------------------------

(1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

EXAMPLES. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


Share Class         Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
Institutional        $ 87           $271          $471           $1,049
--------------------------------------------------------------------------------
Administrative        112            350           606            1,340
--------------------------------------------------------------------------------

CHANGES TO PRINCIPAL INVESTMENTS AND STRATEGIES

     Effective on or around August 1, 2000 the description of PIMCO Mid-Cap Equity Fund under "Principal Investments and Strategies" in the Fund's Fund Summary is amended to read in its entirety as follows:

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and REITs.

     When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined ''wealth creating'' characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

     When selecting stocks for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest in preferred stocks, corporate bonds, convertible securities and REITs.

     The Fund may invest up to 15% of its assets in foreign securities, usually
     in the form of American Depository Receipts.   In response to unfavorable
     market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

     In addition, in connection with the above changes, "Principal Risks" is amended to indicate that the following are among the principal risks of investing in the Fund: Market Risk, Issuer Risk, Growth Securities Risks, Value Securities Risk, Smaller Company Risk, Liquidity Risk, Foreign Investment Risk, Currency Risk, Focused Investment Risk, Interest Rate Risk, Credit Risk and Management Risk.

EXPECTED CHANGE IN INVESTMENT OBJECTIVE

     Subject to the approval of the shareholders of the Fund, on or around August 1, 2000, the Fund intends to change its investment objective to read as follows: "Seeks growth of capital; income is a secondary objective." Subject to shareholder approval, the Fund also intends to make its investment objective "non-fundamental" so that in the future it may be changed by the Board of Trustees without shareholder approval.

CHANGE IN PORTFOLIO MANAGEMENT ARRANGEMENTS

     Effective August 1, 2000, the portfolio managers of the Fund will be Kenneth W. Corba and Peter C. Thoms of PIMCO Equity Advisors. Information about Mr. Corba, the Fund's current co-portfolio manager, and PIMCO Equity Advisors is set forth in the Prospectus under the caption "Management of the Funds -- Sub-Advisers." Mr. Thoms is a Research Analyst with PIMCO Equity Advisors. Prior to joining PIMCO Equity Advisors in May, 1999, he was an investment analyst at Federated Investors from July 1998 to May 1999.

CHANGE OF  NAME

     In connection with the above changes, on or around August 1, 2000 the Fund intends to change its name to "PIMCO Growth & Income Fund."